Investment Strategy	Jul. 31, 2025
iShares U.S. Carbon Transition Readiness Aware Active ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund seeks to outperform the price and yield performance of the Russell 1000® Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score, or uplift target, that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of the large- and mid‑capitalization sectors of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies.
Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. Russell determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund seeks to outperform the price and yield performance of the MSCI World ex USA Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data. The Fund seeks to achieve its objective while matching the risk profile of its Underlying Index.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of large- and mid‑capitalization stocks across global developed market countries, excluding the United States. The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies located outside the United States, including companies located in emerging markets.
Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, ETFs and equity interests in REITs and MLPs. The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by MSCI Inc., which is independent of the Fund and BFA. MSCI Inc. determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.